Interest-bearing Financial Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Interest-bearing Financial Liabilities
20.
Interest-bearing Financial Liabilities

As at December 31, 2023 and 2022, this account consists of the following:

	2023	2022
	(in million pesos)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 27 and 28)	243,152	217,288

Current portion of interest-bearing financial liabilities:
Long-term and short-term debt maturing within one year (Notes 27 and 28)	11,646	32,292
	254,798	249,580

Unamortized debt discount, representing debt premium, debt issuance costs and any difference between the fair value of consideration given or received at initial recognition, included in our financial liabilities amounted to Php2,129 million and Php2,279 million as at December 31, 2023 and 2022, respectively. See Note 27 – Financial Assets and Liabilities.

The following table describes all changes to unamortized debt discount for the years ended December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Unamortized debt discount at beginning of the year	2,279	2,857
Additions during the year	214	(243)
Revaluations during the year	(2)	20
Accretion during the year included as part of financing costs – net (Note 5)	(362)	(355)
Unamortized debt discount at end of the year	2,129	2,279

The scheduled maturities of our consolidated outstanding long-term and short-term debt at nominal values as at
December 31, 2023 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2024	39	2,161	9,845	12,006
2025	14	776	22,400	23,176
2026	14	776	14,585	15,361
2027	14	776	26,205	26,981
2028	28	1,552	19,115	20,667
2029 and onwards	614	34,026	124,710	158,736
Total long-term debt (Note 27)	723	40,067	216,860	256,927

Long-term Debt

As at December 31, 2023 and 2022, long-term debt consists of:

		2023		2022
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Fixed Rate Notes	2.5000% to 3.4500% in 2023 and 2022	590	32,691	589	32,892
Term Loans:
Others (1)	SOFR + 1.31161% to 1.47826% and US$ LIBOR +1.0500% in 2023 and US$ LIBOR + 0.7900% to 1.0500% in 2022	122	6,788	161	9,002
		712	39,479	750	41,894
Philippine Peso Debts:
Fixed Rate Retail Bonds	5.2813% in 2023 and 2022		2,599		2,596
Term Loans:
Unsecured Term Loans	3.9500% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2023 and 3.9000% to 5.5660%; PHP BVAL + 0.5000% to 0.9000% (floor rate 3.9000% to 4.6250%) and TDF + 0.2500% in 2022		212,720		195,090
			215,319		197,686
Total long-term debt (Notes 27 and 28)			254,798		239,580
Less portion maturing within one year (Note 27)			11,646		22,292
Noncurrent portion of long-term debt (Note 27)			243,152		217,288

(1) Effective September 2023, the benchmark rate of our U.S. Dollar-denominated debts was changed from LIBOR to SOFR.

							Outstanding Amounts
				Repurchase Amount			2023				2022
Loan Amount	Issuance Date	Trustee	Terms	Php	Dates	Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
				(in millions)			(in millions)
Fixed Rate Notes(1)
PLDT
US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on January 23, 2031	—	—	—	296	(2)	16,400	(2)	295	(2)	16,490	(2)
PLDT
US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on June 23, 2050	—	—	—	294	(2)	16,291	(2)	294	(2)	16,402	(2)
							590		32,691		589		32,892

(1) The purpose of this loan is to refinance the existing loan obligations, prepay outstanding loans and partially finance capital expenditures.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
					Amount	Amount		2023				2022
Loan Amount	Date of Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)
PLDT
US$200M Tranche A: US$150M; Tranche B: US$50M	February 26, 2015	MUFG Bank, Ltd.	Commencing 36 months after loan date, with semi-annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022	Various dates in 2015	200	—	February 24, 2022	—		—		—		—
Smart
US$100M	December 7, 2015	Mizuho Bank Ltd.	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022	Various dates in 2016	100	—	December 7, 2022	—		—		—		—
PLDT
US$25M	March 22, 2016	NTT TC Leasing Co., Ltd., or NTT TC Leasing	Non-amortizing, payable upon maturity on March 30, 2023	March 30, 2016	25	—	March 30, 2023	—		—		25	(2)	1,395	(2)
PLDT
US$25M	January 31, 2017	NTT TC Leasing	Non-amortizing, payable upon maturity on March 27, 2024	March 30, 2017	25	—	—	25	(2)	1,385	(2)	25	(2)	1,393	(2)
Smart
US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030	December 14, 2020	140	—	—	97	(2)	5,403	(2)	111	(2)	6,214	(2)
								122		6,788		161		9,002

(1) The purpose of this loan is to finance the capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

				Date of	Payments		Outstanding Amounts
				Issuance/	Amount		2023		2022
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php		Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024	February 6, 2014	12,400	February 8, 2021	2,599	(2)	2,596	(2)

(1) The purpose of this loan is to finance the capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2023		2022
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Term Loans
Unsecured Term Loans(1)
PLDT
Php2,000M	March 20, 2012	RCBC	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022	April 12, 2012	2,000	—	January 12, 2022	—		—
PLDT
Php1,500M	April 2, 2014	AIA Life	Payable in full upon maturity on April 4, 2024	April 4, 2014	1,500	—	January 31, 2022	—		—
PLDT
Php1,000M	May 23, 2014	AIA Life	Payable in full upon maturity on May 28, 2024	May 28, 2014	1,000	—	February 28, 2022	—		—
PLDT
Php1,000M	June 9, 2014	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024	June 13, 2014	1,000	—	June 13, 2022	—		—
PLDT
Php1,500M	July 28, 2014	Union Bank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024	July 31, 2014	1,500	—	—	1,365		1,380
PLDT
Php2,000M	February 25, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025	March 24, 2015	2,000	—	—	1,812	(2)	1,811	(2)
PLDT
Php3,000M	June 26, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025	June 30, 2015	3,000	—	—	2,760		2,790
PLDT
Php5,000M	August 3, 2015	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025	Various dates in 2015	5,000	—	—	4,600		4,650
								10,537		10,631

(1) The purpose of this loan is to finance the capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2023		2022
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php5,000M	August 11, 2015	Metrobank	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025	September 1, 2015	5,000	—	—	4,595	(2)	4,642	(2)
Smart
Php5,000M	December 11, 2015	BPI	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025	December 21, 2015	5,000	—	—	4,594	(2)	4,642	(2)
Smart
Php5,000M	December 16, 2015	Metrobank	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026	December 28, 2015	5,000	—	—	4,593	(2)	4,641	(2)
Smart
Php7,000M(3)	December 18, 2015	China Banking Corporation, or CBC	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022	December 28, 2015 and February 24, 2016	7,000	—	June 28, 2022	—		—
PLDT
Php3,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027	February 20, 2017	3,000	—	—	2,815	(2)	2,843	(2)
PLDT
Php6,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023	August 30, 2016 and November 10, 2016	6,000	—	August 30, 2023	—		5,637	(2)
PLDT
Php8,000M	July 14, 2016	Security Bank	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027	February 27, 2017	8,000	—	—	7,027	(2)	7,182	(2)
PLDT
Php6,500M	September 20, 2016	BPI	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023	November 2, 2016 and December 19, 2016	6,500	—	November 3, 2023	—		6,105	(2)
Smart
Php3,000M	September 28, 2016	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026	October 5, 2016	3,000	—	—	2,790		2,820
Smart
Php5,400M	September 28, 2016	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023	October 24, 2016 and November 21, 2016	5,400	—	October 24, 2023	—		5,074	(2)
PLDT
Php5,300M (4)	October 14, 2016	BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023	December 19, 2016	5,300	—	December 19, 2023	—		981	(2)
								26,414		44,567

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(3) The outstanding amount of Php4,200 million was prepaid on June 28, 2022.

(4) The amounts of Php1,500 million and Php2,500 million were prepaid on September 19, 2022 and December 19, 2022, respectively.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2023		2022
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php2,500M	October 27, 2016	China Banking Corporation or CBC	Annual amortization rate of 1% of the amount drawn starting on the third year up to the sixth year, with balance payable upon maturity on December 8, 2023	December 8, 2016	2,500	—	December 9, 2022	—		—
Smart
Php4,000M	October 28, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn from first-year up to the ninth-year and the balance payable upon maturity on April 5, 2027	April 5, 2017	4,000	—	—	1,863	(2)	1,881	(2)
Smart
Php1,000M	December 16, 2016	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027	December 7, 2017	1,000	—	—	915	(2)	920	(2)
Smart
Php2,000M	December 22, 2016	LBP	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028	January 22, 2018	2,000	—	—	1,866	(2)	1,878	(2)
PLDT
Php3,500M	December 23, 2016	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027	April 5, 2017	3,500	—	—	3,283	(2)	3,317	(2)
Smart
Php1,500M	April 18, 2017	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth-year anniversary of the advance and the balance payable upon maturity on January 3, 2025	January 3, 2018	1,500	—	—	1,414	(2)	1,418	(2)
PLDT
Php2,000M	May 24, 2017	Security Bank	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027	May 29, 2017	2,000	—	—	1,870		1,890
PLDT
Php3,500M	July 5, 2017	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027	July 10, 2017	3,500	—	—	3,290		3,325
PLDT
Php1,500M	August 29, 2017	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028	April 2, 2018	1,500	—	—	1,427	(2)	1,443	(2)
PLDT
Php2,000M	April 19, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028	April 25, 2018	2,000	—	—	1,775	(2)	1,770	(2)
PLDT
Php1,000M	April 20, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028	May 3, 2018	1,000	—	—	881	(2)	879	(2)
PLDT
Php2,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	2,000	—	—	1,775	(2)	1,773	(2)
Smart
Php2,000M	May 25, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024	May 28, 2018	2,000	—	—	1,899	(2)	1,916	(2)
								22,258		22,410

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2023		2022
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php1,500M	June 27, 2018	Development Bank of the Philippines, or DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024	June 28, 2018	1,500	—	September 28, 2022	—		—
Smart
Php3,000M	July 31, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	August 10, 2018	3,000	—	—	2,839	(2)	2,867	(2)
Smart
Php5,000M	January 11, 2019	DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 6, 2029	May 6, 2019 September 2, 2019	2,000 3,000	—	—	4,796	(2)	4,830	(2)
PLDT
Php8,000M	February 18, 2019	Union Bank	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029	July 11, 2019 September 6, 2019 October 1, 2019 November 5, 2019	3,000 2,000 1,000 2,000	—	—	7,933	(2)	8,053	(2)
Smart
Php4,000M	February 21, 2019	PNB	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027	March 11, 2019	4,000	—	—	3,703	(2)	3,704	(2)
PLDT
Php2,000M	April 11, 2019	Bank of China (Hong Kong) Limited, Manila Branch	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,914	(2)	1,931	(2)
PLDT
Php2,000M	July 1, 2019	PNB	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,914	(2)	1,931	(2)
Smart
Php8,000M	September 25, 2019	CBC	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029	October 2, 2019	8,000	—	—	6,163	(2)	6,901	(2)
Smart
Php4,000M	December 9, 2019	DBP	Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029	December 12, 2019	4,000	—	—	3,901	(2)	3,938	(2)
PLDT
Php4,500M	December 12, 2019	BPI	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029	December 18, 2019	4,500	—	—	4,298	(2)	4,340	(2)
								37,461		38,495

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2023		2022
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php3,000M	January 20, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030	January 24, 2020	3,000	—	—	2,849	(2)	2,871	(2)
PLDT
Php5,000M	January 29, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030	January 31, 2020	5,000	—	—	4,775	(2)	4,814	(2)
PLDT
Php4,000M	March 24, 2020	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028	March 26, 2020	4,000	—	—	3,776	(2)	3,800	(2)
PLDT
Php2,500M	March 30, 2020	MUFG Bank, Ltd.	Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity on October 2, 2026	April 2, 2020	2,500	—	—	1,970	(2)	1,992	(2)
PLDT
Php3,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 28, 2030	May 28, 2020	3,000	—	—	2,895	(2)	2,923	(2)
Smart
Php4,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of principal amount of the loan starting on the first-year up to the ninth-year anniversary of the initial advance and the balance payable upon maturity on November 20, 2030	November 20, 2020	4,000	—	—	3,858	(2)	3,895	(2)
PLDT
Php3,000M	May 21, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2030	December 18, 2020	3,000	—	—	2,894	(2)	2,921	(2)
								23,017		23,216

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2023		2022
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php5,000M	February 9, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on February 16, 2032	February 15, 2021	5,000	—	—	4,871	(2)	4,918	(2)
Smart
Php3,000M	March 4, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 9, 2031	March 9, 2021	3,000	—	—	2,923	(2)	2,951	(2)
Smart
Php3,000M	March 5, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 25, 2031	May 25, 2021	3,000	—	—	2,923	(2)	2,951	(2)
Smart
Php4,000M	March 8, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 30, 2031	March 30, 2021	4,000	—	—	3,898	(2)	3,935	(2)
PLDT
Php3,000M	March 31, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 14, 2032	April 14, 2021	3,000	—	—	2,922	(2)	2,950	(2)
PLDT
Php2,000M	March 31, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 29, 2032	April 29, 2021	2,000	—	—	1,960		1,980
Smart
Php4,000M	April 14, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on June 8, 2032	June 8, 2021	4,000	—	—	3,936	(2)	3,974	(2)
Smart
Php3,000M	April 15, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on September 1, 2032	September 1, 2021	3,000	—	—	2,952	(2)	2,980	(2)
PLDT
Php3,000M	April 30, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year from drawdown date and the balance of 91% payable upon maturity on June 21, 2032	June 21, 2021	3,000	—	—	2,952	(2)	2,980	(2)
								29,337		29,619

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2023		2022
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php3,000M	June 14, 2021	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on July 15, 2032	July 15, 2021	3,000	—	—	2,923	(2)	2,951	(2)
PLDT
Php4,000M	June 14, 2021	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on September 1, 2032	September 1, 2021	4,000	—	—	3,896	(2)	3,934	(2)
Smart
Php1,000M	September 28, 2021	BDO	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year from the drawdown date and the balance of 91% payable upon maturity on October 15, 2031	October 15, 2021	1,000	—	—	980		990
Smart
Php3,000M	November 17, 2021	BDO	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the sixth-year from the drawdown date and the balance of 94% payable upon maturity on November 22, 2028	November 22, 2021	3,000	—	—	2,924	(2)	2,951	(2)
PLDT
Php1,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 1, 2033	December 1, 2021	1,000	—	—	980		990
PLDT
Php3,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 17, 2033	December 17, 2021	3,000	—	—	2,921	(2)	2,949	(2)
PLDT
Php4,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 17, 2033	December 17, 2021	4,000	—	—	3,895	(2)	3,932	(2)
PLDT
Php2,500M	December 10, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 17, 2031	December 17, 2021	2,500	—	—	2,450		2,475
Smart
Php3,000M	December 14, 2021	DBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the seventh-year from the drawdown date and the balance of 93% payable upon maturity on January 21, 2030	January 20, 2022	3,000	—	—	2,952	(2)	2,980	(2)
Smart
Php2,000M	December 14, 2021	DBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eight-year from the drawdown date and the balance of 92% payable upon maturity on January 20, 2031	January 20, 2022	2,000	—	—	1,980		2,000
								25,901		26,152

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2023		2022
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php10,000M	January 31, 2023	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on April 19, 2033	April 19, 2023 May 26, 2023	7,500 2,500	—	—	9,946	(2)	—
PLDT
Php5,500M	February 27, 2023	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on April 19, 2033	April 19, 2023	5,500	—	—	5,461	(2)	—
ePLDT
Php8,000M	March 10, 2023	BPI	Semi-annual amortizations equivalent to 1% of the advance starting on the 1st year up to 5th year after drawdown date, 5% of the advance on the 6th to 9th year after drawdown date, and the balance of 75% payable on maturity date on March 24, 2033	March 24, 2023 October 27, 2023	3,000 2,000	—	—	4,964	(2)	—
PLDT
Php2,000M	March 22, 2023	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on August 24, 2033	August 24, 2023	2,000	—	—	2,000		—
PLDT
Php4,000M	April 14, 2023	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on August 24, 2033	August 24, 2023	4,000	—	—	3,971	(2)	—
Smart
Php10,500M	May 8, 2023	CBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary from the initial drawdown date and the balance of 91% payable upon maturity on May 11, 2033	May 11, 2023 June 2, 2023 June 5, 2023 August 24, 2023	3,000 2,000 2,000 3,500	—	—	10,453	(2)	—
PLDT
Php1,000M	December 13, 2023	Bank of Commerce	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year anniversary of the drawdown date and the balance payable upon maturity on December 20, 2032	December 19, 2023	1,000	—	—	1,000		—
PLDT
Php7,500M	December 21, 2023	BDO	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
PLDT
Php2,800M	February 8, 2024	Bank of Commerce	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
Smart
Php8,500M	February 27, 2024	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 1, 2034	March 1, 2024	4,000	—	—	—		—
PLDT
Php1,000M	March 6, 2024	HSBC	Annual amortization rate equivalent to 5% of the advance starting on the first-year up to the fourth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
								37,795		—
								212,720		195,090

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

U.S. Dollar Fixed Rate Notes

PLDT issued on June 30, 2020 a US$300 million 10-year and US$300 million 30-year senior unsecured fixed-rate notes with coupon of 2.50% and 3.45%, respectively. Proceeds from the issuance of these notes have been used to refinance maturing debt obligations, prepay outstanding loans and partially finance capital expenditures.

Short-term Debt

In March and April 2022, PLDT and Smart availed unsecured short-term debt from various banks amounting to
Php6,000 million and Php4,000 million, respectively, with an interest rate of 2.60%. In July 2022, PLDT prepaid its outstanding short-term debt amounting to Php2,000 million. In October 2022, Smart paid its outstanding short-term debt amounting to Php4,000 million. In November 2022, PLDT and Smart availed unsecured short-term debt amounting to Php4,000 million and Php2,000 million, respectively, with an interest rate of 5.16%. In March 2023, PLDT paid its outstanding short-term debt amounting to Php4,000 million. In October 2023, PLDT and Smart paid their remaining outstanding short-term debt amounting to Php4,000 million and Php2,000 million, respectively. As at December 31, 2023 and 2022, PLDT and Smart have an outstanding short-term debt amounting to nil and Php10,000 million, respectively.

Compliance with Debt Covenants

PLDT’s debt instruments contain restrictive covenants, including covenants that require us to comply with specified financial ratios tests, such as total debt to EBITDA and interest cover ratio, at relevant measurement dates, principally at the end of each quarterly period. We have complied with all of our maintenance financial ratios as required under our loan covenants and other debt instruments.

The principal factors that could negatively affect our ability to comply with these financial ratio covenants and other financial tests are poor operating performance of PLDT and its subsidiaries, depreciation of the Philippine Peso relative to the U.S. Dollar, impairment or similar charges in respect of investments or other long-lived assets that may be recognized by PLDT and its subsidiaries, and increases in our interest expense. Interest expense may increase as a result of various factors including issuance of new debt, the refinancing of lower cost indebtedness by higher cost indebtedness, depreciation of the Philippine Peso relative to the U.S. Dollar, the lowering of PLDT’s credit ratings or the credit ratings of the Philippines, increase in reference interest rates, and general market conditions. Of our total consolidated debts (net of consolidated debt discount), approximately 15% and 17% were denominated in U.S. Dollars as at December 31, 2023 and 2022, respectively. Considering our consolidated outstanding hedges, the unhedged portion of the PLDT’s net debt amounts was approximately 5% (or 5%, net of our consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2023 and 7% (or 5%, net of our consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2022. Therefore, the financial ratio and other tests are expected to be negatively affected by any weakening of the Philippine Peso relative to the U.S. Dollar. See Note 27 – Financial Assets and Liabilities – Foreign Currency Exchange Risk.

PLDT’s debt instruments contain a number of other negative covenants that, subject to certain exceptions and qualifications, restrict PLDT’s ability to take certain actions without lenders’ approval, including: (a) making or permitting any material change in the character of its business; (b) selling, leasing, transferring or disposing of all or substantially all of its assets or any significant portion thereof other than in the ordinary course of business; (c) creating any lien or security interest;
(d) permitting set-off against amounts owed to PLDT; (e) merging or consolidating with any other company; and (f) making or permitting any preference or priority in respect of any other relevant indebtedness of PLDT.

PLDT’s debt instruments also contain customary and other default provisions that permit the lender to accelerate amounts due or terminate their commitments to extend additional funds under the debt instruments. These default provisions include:
(a) cross-defaults that will be triggered only if the principal amount of the defaulted indebtedness exceeds a threshold amount specified in these debt instruments; (b) failure by PLDT to meet certain financial ratio covenants referred to above; (c) the occurrence of any material adverse change in circumstances that a lender reasonably believes materially impairs PLDT’s ability to perform its obligations under its debt instrument with the lender; (d) the revocation, termination or amendment of any of the permits or franchises of PLDT in any manner unacceptable to the lender; (e) the nationalization or sustained discontinuance of all or a substantial portion of PLDT’s business; and (f) other typical events of default, including the commencement of bankruptcy, insolvency, liquidation or winding up proceedings by PLDT.

Smart’s debt instruments contain certain restrictive covenants that require Smart to comply with specified financial ratios and other financial tests at semi-annual measurement dates. Smart’s loan agreements include compliance with financial tests such as Smart’s consolidated debt to consolidated EBITDA and interest coverage ratio. The agreements also contain customary and other default provisions that permit the lender to accelerate amounts due under the loans or terminate their commitments to extend additional funds under the loans. These default provisions include: (a) cross-defaults and cross-accelerations that permit a lender to declare a default if Smart is in default under another loan agreement. These cross-default provisions are triggered upon a payment or other default permitting the acceleration of Smart debt, whether or not the defaulted debt is accelerated; (b) failure by Smart to comply with certain financial ratio covenants; and (c) the occurrence of any material adverse change in circumstances that the lender reasonably believes materially impairs Smart’s ability to perform its obligations or impair the guarantors’ ability to perform their obligations under its loan agreements.

The loan agreements with banks (foreign and local alike) and other financial institutions provide for certain restrictions and requirements with respect to, among others, maintenance of percentage of ownership of specific shareholders, incurrence of additional long-term indebtedness or guarantees and creation of property encumbrances.

As at December 31, 2023 and 2022, we were in compliance with all of our debt covenants. See Note 27 – Financial Assets and Liabilities – Derivative Financial Instruments.